Power Income VIT Fund
RISK/RETURN
Investment Objectives:
The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund F ees and Expenses are the indirect costs of investing in other investment companies.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Power Income VIT Fund		Power Income VIT Fund Class 1 Shares	Power Income VIT Fund Class 2 Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses	[1]	0.33%	0.33%
Acquired Fund Fees and Expenses	[1][2]	0.53%	0.53%
Total Annual Fund Operating Expenses		1.86%	2.36%
[1]	Estimated for the Fund's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Power Income VIT Fund (USD $)	1 Year	3 Years
Power Income VIT Fund Class 1 Shares	189	585
Power Income VIT Fund Class 2 Shares	239	736

Expense Example, No Redemption Power Income VIT Fund (USD $)	1 Year	3 Years
Power Income VIT Fund Class 1 Shares	189	585
Power Income VIT Fund Class 2 Shares	239	736

Fund Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its Fund). These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. A higher Fund turnover rate may indicate higher transaction costs.

Principal Investment Strategies:

 The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by investing primarily in a diversified Fund of income-producing high-yield fixed income securities commonly known as “junk” bonds and U.S. Treasury securities. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. The adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open end investment companies (“mutual funds”) and exchange traded funds (“ETFs”) that each invest primarily in junk bonds or U.S. Treasury securities.

The adviser seeks to achieve the Fund’s secondary investment objective by hedging the Fund’s investment portfolio when it believes security prices will decline. The adviser will hedge by (i) increasing allocations to cash equivalents or U.S. Treasury securities (ii) purchasing inverse mutual funds or inverse ETFs. The adviser may invest in inverse funds linked to the S&P 500 Index when it believes this strategy will provide an effective hedge for junk bond holdings and may invest in inverse funds linked to U.S. Treasury securities when it believes this strategy will provide an effective hedge for interest rate risk. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. The Fund limits inverse investments, in total, to 50% of Fund assets.

The adviser selects mutual funds and ETFs without restriction as to minimum issuer credit quality, sector, country of origin, or security maturity with respect to the fixed income securities held by these funds. The Fund may invest in mutual funds and ETFs that employ derivatives, such as swap contracts, to obtain exposure to junk or U.S. Treasury bond returns. The Fund does not invest in derivatives directly and will limit investment in mutual funds and ETFs that invest primarily in derivatives to 50% of Fund assets.

The adviser buys traditional securities (mutual funds and ETFs) when it believes prices are stable or improving and sells them when it believes prices will fall. The adviser buys and sells inverse securities for hedging purposes. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

  Derivatives Risk. Derivatives are subject to credit risk and liquidity risk. Additionally, even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund’s performance.

  Fixed Income Risk.  When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Hedging Risk.  Inverse mutual funds and inverse ETFs may not effectively hedge the Fund’s junk bond holdings or interest rate risk.

  Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

  Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has limited experience managing a mutual fund.

  Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Mutual Fund and ETF Risk.  Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities. Inverse mutual funds tend to limit the Fund’s participation in overall market-wide gains. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Turnover Risk.  A higher Fund turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. However, prior performance of the adviser’s similarly managed separate accounts is presented below. In the future, Fund performance information will be presented in this section of the Prospectus. Updated performance information will be available at no cost by visiting www.powerincomefund.com or by calling 1-877-7-PWRINC (1-877-779-7462).